Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
We are providing the following information about the relationship between “compensation actually paid” to our named executive officers and certain financial performance as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K.
Please see the Compensation Discussion and Analysis for additional information regarding our executive compensation program.

PAY VERSUS PERFORMANCE(1)

Year (a)	Summary Compen- sation Table (“SCT”) Total for PEO (Carestio) (b)	SCT Total for PEO (Rosebrough) (b)	Compensation Actually Paid to PEO (Carestio) (c)(2)	Compensation Actually Paid to PEO (Rosebrough) (c)(2)	Average SCT Total for Non-PEO Named Executive Officers (d)	Average Compen- sation Actually Paid to Non-PEO Named Executive Officers (e)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income – in thousands (h)(5)	Adjusted EBIT – in thousands (i)(6)
							Total Share- holder Return (f)(3)	Peer Group Total Share- holder Return (g)(4)

2025	$10,673,062	—	$7,946,737	—	$2,590,199	$1,912,845	$169.52	$211.13	$614,641	$1,286,659

2024	$9,550,776	—	$14,143,349	—	$2,468,192	$3,588,373	$166.50	$211.63	$378,239	$1,270,423

2023	$7,740,184	—	$2,167,818	—	$2,053,642	$15,524	$140.36	$176.92	$107,030	$1,170,001

2022	$5,903,168	$1,156,398	$11,823,596	$9,584,917	$2,354,427	$5,031,228	$175.74	$183.84	$243,888	$1,076,769

2021	—	$6,847,109	—	$20,016,406	$2,336,554	$5,591,256	$137.38	$167.11	$397,400	$699,380

(1)
Daniel A. Carestio was our principal executive officer (“PEO”) for the full year for fiscal 2025, 2024 and 2023 and from July 29, 2021 through the end of fiscal year 2022. Walter M Rosebrough, Jr. was our PEO for the full year for fiscal 2021 and from the beginning of fiscal year 2022 until July 29, 2021. For fiscal year 2025, 2024, and 2023, our non-PEO
named executive officers were Michael J. Tokich, J. Adam Zangerle, Cary L. Majors and Mary Clare Fraser. For fiscal 2022, our non-PEO
named executive officers were Michael J. Tokich, J. Adam Zangerle, Cary L. Majors and Andrew Xilas. For fiscal year 2021, our non-PEO
named executive officers were Daniel A. Carestio, Michael J. Tokich, J. Adam Zangerle and Cary L. Majors.

(2)
For each of fiscal 2025, 2024, 2023, 2022 and 2021 (each, a “Covered Year”), in determining both the “compensation actually paid” to our PEOs and the average “compensation actually paid” to our non-PEO
named executive officers for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added to the total amounts of compensation reported in columns (b) and (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2025	2024	2023	2022	2021

For Daniel A. Carestio (as PEO)

- SCT “Stock Awards” column value	$(2,935,997)	$(2,584,412)	$(2,154,084)	$(1,397,772)	—

- SCT “Option Awards” column value	$(5,452,847)	$(4,800,238)	$(4,000,598)	$(2,870,787)	—

+ year-end fair value of outstanding equity awards granted in Covered Year	$8,365,073	$9,135,555	$4,709,722	$7,347,026	—

+/- change in fair value of outstanding equity awards granted in prior years	$(1,828,775)	$2,094,239	$(3,235,090)	$2,796,409	—

+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—	—	—

+/- change in fair value of prior-year equity awards vested in Covered Year	$(936,547)	$696,910	$(950,771)	$12,373	—

- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—	—	—	—	—

+ includable dividends/earnings on equity awards during Covered Year	$62,768	$50,518	$58,455	$33,179	—

TOTAL ADDED (DEDUCTED):	$(2,726,325)	$4,592,573	$(5,572,366)	$5,920,428	—

For Walter M Rosebrough, Jr. (as PEO)

- SCT “Stock Awards” column value	—	—	—	—	$(1,468,984)

- SCT “Option Awards” column value	—	—	—	—	$(2,729,173)

+ year-end fair value of outstanding equity awards granted in Covered Year	—	—	—	—	$6,017,324

+/- change in fair value of outstanding equity awards granted in prior years	—	—	—	$8,482,009	$8,273,815

+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—	—	—

+/- change in fair value of prior-year equity awards vested in Covered Year	—	—	—	$(87,822)	$3,032,925

- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—	—	—	—	—

+ includable dividends/earnings on equity awards during Covered Year	—	—	—	$34,333	$43,391

TOTAL ADDED (DEDUCTED):	—	—	—	$8,428,519	$13,169,297

For Non-PEO Named Executive Officers (Average):

- SCT “Stock Awards” column value	$(683,787)	$(617,907)	$(557,389)	$(527,733)	$(508,049)

- SCT “Option Awards” column value	$(1,004,053)	$(1,096,527)	$(814,151)	$(843,644)	$(711,762)

+ year-end fair value of outstanding equity awards granted in Covered Year	$1,682,303	$1,988,028	$1,058,610	$2,282,600	$1,712,974

+/- change in fair value of outstanding equity awards granted in prior years	$(406,244)	$644,655	$(1,380,326)	$1,754,107	$2,185,114

+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—	—	—

+/- change in fair value of prior-year equity awards vested in Covered Year	$(285,699)	$182,705	$(365,275)	$(5,442)	$551,610

- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—	—	—	—	—

+ includable dividends/earnings on equity awards during Covered Year	$20,126	$19,277	$20,412	$16,913	$24,815

TOTAL ADDED (DEDUCTED):	$(677,354)	$1,120,181	$(2,038,118)	$2,676,802	$3,254,702

(3)
For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our Ordinary Shares measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period beginning with our closing price on NYSE on March 31, 2020 through and including the last day of the Covered Year (each period is a “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered
Year-end
values of such investment as of the end of fiscal 2025, 2024, 2023, 2022, and 2021 as applicable. Because Covered Years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)
For purposes of this Pay Versus Performance disclosure, our peer group is the Dow Jones U.S. Medical Supplies Index (Ticker: DJUSMST) (the “PVP Peer Group”). For each Covered Year, the PVP Peer Group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 in the index through each Measurement Period, assuming dividend reinvestment for the PVP Peer Group
.

(5)	Net income is calculated in accordance with U.S. GAAP.

(6)
Adjusted EBIT is a
non-GAAP
measure calculated as earnings before interest and taxes, excluding the effects of amounts related to certain special items, as described in the Compensation Discussion and Analysis. The financial metric is used in the determination of attainment percentages under our annual MICP plan. See the section in the Compensation Discussion and Analysis above titled “2025 Compensation Decisions” for more information.

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote	our
non-PEO
named executive officers were Michael J. Tokich, J. Adam Zangerle, Cary L. Majors and Mary Clare Fraser. For fiscal 2022, our non-PEO
named executive officers were Michael J. Tokich, J. Adam Zangerle, Cary L. Majors and Andrew Xilas. For fiscal year 2021, our non-PEO
	named executive officers were Daniel A. Carestio, Michael J. Tokich, J. Adam Zangerle and Cary L. Majors.
Peer Group Issuers, Footnote	For purposes of this Pay Versus Performance disclosure, our peer group is the Dow Jones U.S. Medical Supplies Index (Ticker: DJUSMST) (the “PVP Peer Group”). For each Covered Year, the PVP Peer Group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 in the index through each Measurement Period, assuming dividend reinvestment for the PVP Peer Group
.

Adjustment To PEO Compensation, Footnote
(2)
For each of fiscal 2025, 2024, 2023, 2022 and 2021 (each, a “Covered Year”), in determining both the “compensation actually paid” to our PEOs and the average “compensation actually paid” to our non-PEO
named executive officers for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added to the total amounts of compensation reported in columns (b) and (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2025	2024	2023	2022	2021

For Daniel A. Carestio (as PEO)

- SCT “Stock Awards” column value	$(2,935,997)	$(2,584,412)	$(2,154,084)	$(1,397,772)	—

- SCT “Option Awards” column value	$(5,452,847)	$(4,800,238)	$(4,000,598)	$(2,870,787)	—

+ year-end fair value of outstanding equity awards granted in Covered Year	$8,365,073	$9,135,555	$4,709,722	$7,347,026	—

+/- change in fair value of outstanding equity awards granted in prior years	$(1,828,775)	$2,094,239	$(3,235,090)	$2,796,409	—

+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—	—	—

+/- change in fair value of prior-year equity awards vested in Covered Year	$(936,547)	$696,910	$(950,771)	$12,373	—

- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—	—	—	—	—

+ includable dividends/earnings on equity awards during Covered Year	$62,768	$50,518	$58,455	$33,179	—

TOTAL ADDED (DEDUCTED):	$(2,726,325)	$4,592,573	$(5,572,366)	$5,920,428	—

For Walter M Rosebrough, Jr. (as PEO)

- SCT “Stock Awards” column value	—	—	—	—	$(1,468,984)

- SCT “Option Awards” column value	—	—	—	—	$(2,729,173)

+ year-end fair value of outstanding equity awards granted in Covered Year	—	—	—	—	$6,017,324

+/- change in fair value of outstanding equity awards granted in prior years	—	—	—	$8,482,009	$8,273,815

+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—	—	—

+/- change in fair value of prior-year equity awards vested in Covered Year	—	—	—	$(87,822)	$3,032,925

- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—	—	—	—	—

+ includable dividends/earnings on equity awards during Covered Year	—	—	—	$34,333	$43,391

TOTAL ADDED (DEDUCTED):	—	—	—	$8,428,519	$13,169,297

For Non-PEO Named Executive Officers (Average):

- SCT “Stock Awards” column value	$(683,787)	$(617,907)	$(557,389)	$(527,733)	$(508,049)

- SCT “Option Awards” column value	$(1,004,053)	$(1,096,527)	$(814,151)	$(843,644)	$(711,762)

+ year-end fair value of outstanding equity awards granted in Covered Year	$1,682,303	$1,988,028	$1,058,610	$2,282,600	$1,712,974

+/- change in fair value of outstanding equity awards granted in prior years	$(406,244)	$644,655	$(1,380,326)	$1,754,107	$2,185,114

+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—	—	—

+/- change in fair value of prior-year equity awards vested in Covered Year	$(285,699)	$182,705	$(365,275)	$(5,442)	$551,610

- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—	—	—	—	—

+ includable dividends/earnings on equity awards during Covered Year	$20,126	$19,277	$20,412	$16,913	$24,815

TOTAL ADDED (DEDUCTED):	$(677,354)	$1,120,181	$(2,038,118)	$2,676,802	$3,254,702

Non-PEO NEO Average Total Compensation Amount	$ 2,590,199	$ 2,468,192	$ 2,053,642	$ 2,354,427	$ 2,336,554
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,912,845	3,588,373	15,524	5,031,228	5,591,256
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For each of fiscal 2025, 2024, 2023, 2022 and 2021 (each, a “Covered Year”), in determining both the “compensation actually paid” to our PEOs and the average “compensation actually paid” to our non-PEO
named executive officers for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added to the total amounts of compensation reported in columns (b) and (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2025	2024	2023	2022	2021

For Daniel A. Carestio (as PEO)

- SCT “Stock Awards” column value	$(2,935,997)	$(2,584,412)	$(2,154,084)	$(1,397,772)	—

- SCT “Option Awards” column value	$(5,452,847)	$(4,800,238)	$(4,000,598)	$(2,870,787)	—

+ year-end fair value of outstanding equity awards granted in Covered Year	$8,365,073	$9,135,555	$4,709,722	$7,347,026	—

+/- change in fair value of outstanding equity awards granted in prior years	$(1,828,775)	$2,094,239	$(3,235,090)	$2,796,409	—

+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—	—	—

+/- change in fair value of prior-year equity awards vested in Covered Year	$(936,547)	$696,910	$(950,771)	$12,373	—

- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—	—	—	—	—

+ includable dividends/earnings on equity awards during Covered Year	$62,768	$50,518	$58,455	$33,179	—

TOTAL ADDED (DEDUCTED):	$(2,726,325)	$4,592,573	$(5,572,366)	$5,920,428	—

For Walter M Rosebrough, Jr. (as PEO)

- SCT “Stock Awards” column value	—	—	—	—	$(1,468,984)

- SCT “Option Awards” column value	—	—	—	—	$(2,729,173)

+ year-end fair value of outstanding equity awards granted in Covered Year	—	—	—	—	$6,017,324

+/- change in fair value of outstanding equity awards granted in prior years	—	—	—	$8,482,009	$8,273,815

+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—	—	—

+/- change in fair value of prior-year equity awards vested in Covered Year	—	—	—	$(87,822)	$3,032,925

- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—	—	—	—	—

+ includable dividends/earnings on equity awards during Covered Year	—	—	—	$34,333	$43,391

TOTAL ADDED (DEDUCTED):	—	—	—	$8,428,519	$13,169,297

For Non-PEO Named Executive Officers (Average):

- SCT “Stock Awards” column value	$(683,787)	$(617,907)	$(557,389)	$(527,733)	$(508,049)

- SCT “Option Awards” column value	$(1,004,053)	$(1,096,527)	$(814,151)	$(843,644)	$(711,762)

+ year-end fair value of outstanding equity awards granted in Covered Year	$1,682,303	$1,988,028	$1,058,610	$2,282,600	$1,712,974

+/- change in fair value of outstanding equity awards granted in prior years	$(406,244)	$644,655	$(1,380,326)	$1,754,107	$2,185,114

+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—	—	—

+/- change in fair value of prior-year equity awards vested in Covered Year	$(285,699)	$182,705	$(365,275)	$(5,442)	$551,610

- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—	—	—	—	—

+ includable dividends/earnings on equity awards during Covered Year	$20,126	$19,277	$20,412	$16,913	$24,815

TOTAL ADDED (DEDUCTED):	$(677,354)	$1,120,181	$(2,038,118)	$2,676,802	$3,254,702

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Fiscal 2025 Tabular List
The following table lists all of the financial performance measures that we used to link compensation actually paid to our named executive officers for fiscal 2025 to our performance. See the section in the Compensation Discussion and Analysis above titled “2025 Compensation Decisions” for more information.

Financial Performance Measure:

Adjusted EBIT

Adjusted Free Cash Flow

Total Shareholder Return Amount	$ 169.52	166.5	140.36	175.74	137.38
Peer Group Total Shareholder Return Amount	211.13	211.63	176.92	183.84	167.11
Net Income (Loss)	$ 614,641,000	$ 378,239,000	$ 107,030,000	$ 243,888,000	$ 397,400,000
Company Selected Measure Amount	1,286,659,000	1,270,423,000	1,170,001,000	1,076,769,000	699,380,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT
Non-GAAP Measure Description	Adjusted EBIT is a
non-GAAP
	measure calculated as earnings before interest and taxes, excluding the effects of amounts related to certain special items, as described in the Compensation Discussion and Analysis. The financial metric is used in the determination of attainment percentages under our annual MICP plan. See the section in the Compensation Discussion and Analysis above titled “2025 Compensation Decisions” for more information.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Daniel J. Carestio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,673,062	$ 9,550,776	$ 7,740,184	$ 5,903,168
PEO Actually Paid Compensation Amount	$ 7,946,737	14,143,349	2,167,818	11,823,596
PEO Name	Daniel A. Carestio
Walter M Rosebrough, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,156,398	$ 6,847,109
PEO Actually Paid Compensation Amount				9,584,917	20,016,406
PEO Name	Walter M Rosebrough, Jr.
PEO | Daniel J. Carestio [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,726,325)	4,592,573	(5,572,366)	5,920,428
PEO | Daniel J. Carestio [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,365,073	9,135,555	4,709,722	7,347,026
PEO | Daniel J. Carestio [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,828,775)	2,094,239	(3,235,090)	2,796,409
PEO | Daniel J. Carestio [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(936,547)	696,910	(950,771)	12,373
PEO | Daniel J. Carestio [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,768	50,518	58,455	33,179
PEO | Daniel J. Carestio [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,935,997)	(2,584,412)	(2,154,084)	(1,397,772)
PEO | Daniel J. Carestio [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,452,847)	(4,800,238)	(4,000,598)	(2,870,787)
PEO | Walter M Rosebrough, Jr. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				8,428,519	13,169,297
PEO | Walter M Rosebrough, Jr. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					6,017,324
PEO | Walter M Rosebrough, Jr. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				8,482,009	8,273,815
PEO | Walter M Rosebrough, Jr. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(87,822)	3,032,925
PEO | Walter M Rosebrough, Jr. [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				34,333	43,391
PEO | Walter M Rosebrough, Jr. [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,468,984)
PEO | Walter M Rosebrough, Jr. [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,729,173)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(677,354)	1,120,181	(2,038,118)	2,676,802	3,254,702
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,682,303	1,988,028	1,058,610	2,282,600	1,712,974
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(406,244)	644,655	(1,380,326)	1,754,107	2,185,114
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(285,699)	182,705	(365,275)	(5,442)	551,610
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,126	19,277	20,412	16,913	24,815
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(683,787)	(617,907)	(557,389)	(527,733)	(508,049)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,004,053)	$ (1,096,527)	$ (814,151)	$ (843,644)	$ (711,762)